Business Divestiture (Effect Of Businesses Divestitures) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		$ 153
Net cash inflow		902	[1]	$ 6	$ 17
Consideration received in cash [Member]
Effect Of Businesses Divestitures [Line Items]
Net cash inflow	[2]	938
Income tax paid [Member]
Effect Of Businesses Divestitures [Line Items]
Net cash inflow		(35)
Cash disposed of [Member]
Effect Of Businesses Divestitures [Line Items]
Net cash inflow		(1)
Cash and cash equivalents [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		1
Trade and other receivables [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		34
Inventories [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		59
Property, Plant and Equipment
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		26
Intangible Assets [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		64
Trade payables and other current liabilities [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		(28)
Deferred tax liabilities [Member]
Effect Of Businesses Divestitures [Line Items]
Net assets and liabilities		$ (3)

[1]	See Note 10.
[2]	The consideration received in cash is net of $16 million transaction expenses.